Intangible Assets, Net	6 Months Ended
Mar. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

As of September 30, 2022 and March 31, 2023, intangible assets, net consisted of the following:

	2022	2023
	(audited)
Patents	$-	$2,501,330
Software copyright	-	652,521
	-	3,153,851
Accumulated amortization	-	(105,128)
Intangible assets, net	$-	$3,048,723

For the six months ended March 31, 2022 and 2023, amortization of intangible assets was nil and $103,493, respectively.

Intangible assets including patents and software copyright which were considered as important underlying assets in the business acquisition of Changzhou Sixun (see Note 2) were identified and recognized based on a formal valuation report issued by the independent third-party valuation specialist.

The following is a schedule, by fiscal years, of amortization of intangible asset as of March 31, 2023:

Year Ended September 30,	Amount
Remaining in fiscal year 2023	$413,973
2024	620,960
2025	620,960
2026	620,960
2027	620,960
2028 and thereafter	150,910
Total	$3,048,723